Income (loss) per Common Share - Summary of Reconciliation of Net Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Feb. 28, 2026	Nov. 30, 2025	Aug. 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	Feb. 28, 2026	Feb. 28, 2025	May 31, 2025	May 31, 2024
Numerator:
Net income (loss)	$ (4,690)	$ (22,607)	$ (5,540)	$ (4,758)	$ (4,768)	$ 19,227	$ (32,837)	$ 9,701	$ 3,745	$ (49,841)
Less: Accrued preferred stock dividends							(1,106)	(1,106)	(1,483)	(1,483)
Basic net (loss) income applicable to common stockholders							$ (33,943)	$ 8,595	$ 2,261	$ (51,324)
Denominator:
Basic weighted average common shares outstanding							1,262,834	1,194,561	1,205,755	969,509
Effect of dilutive securities:
Warrant exercises								30,352	34,821
Option exercises									2,346
Diluted weighted average common shares outstanding							1,262,834	1,225,538	1,242,922	969,509
Basic (loss) income per share							$ (0.03)	$ 0.01	$ 0	$ (0.05)
Diluted (loss) income per share							$ (0.03)	$ 0.01	$ 0	$ (0.05)